LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
2022	$ 1,221
2023	757
2024	643
2025	241
2026	241
2027 and after	182
Total lease payments	3,285
Less imputed interest	(127)
Total	$ 3,158	$ 7,372